Statement of Financial Position - Parenthetical (Un-Audited) (Un-Audited, USD $)	Feb. 28, 2013	Aug. 31, 2012
Common Stock, Par Value	$ 0.0001	$ 0.0001
Common Stock, Shares Authorized	650,000,000	650,000,000
Common Stock, Shares Issued	91,961,049	87,218,106
Common Stock, Shares Outstanding	91,961,049	87,218,106